Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Summary of Short Term Investments	The following is a summary of the Company’s short-term investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Structured notes	36,197	69,548	10,914
Investment in fund	165,381	109,282	17,148

Total short-term investments	201,578	178,830	28,062